Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Credit Opportunities Fund

For the period ended March 31, 2026

Schedule of Investments (unaudited)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
LONG-TERM INVESTMENTS 85.26%

ASSET-BACKED SECURITIES 20.83%

Automobiles 5.34%
Ally Auto Receivables Trust Series 2024-1 Class CERT†	Zero coupon	2/16/2032	$30,890		$7,640,285
Carvana Auto Receivables Trust Series 2021-N1 Class R†	Zero coupon	1/10/2028	10,000	(a)	1,034,529
Exeter Automobile Receivables Trust Series 2021-4A Class R†	Zero coupon	12/15/2033	28,050	(a)	265,607	(b)
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	14,258,000		15,651,685
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%	11/15/2030	27,309,000		29,334,306
Exeter Automobile Receivables Trust Series 2024-2A Class E†	7.98%	10/15/2031	19,000,000		19,627,293
Exeter Automobile Receivables Trust Series 2024-3A Class E†	7.84%	10/15/2031	7,500,000		7,730,306
Exeter Automobile Receivables Trust Series 2024-5A Class E†	7.22%	5/17/2032	7,686,000		7,806,037
Flagship Credit Auto Trust Series 2020-4 Class R†	Zero coupon	7/17/2028	17,826	(a)	871,703
GLS Auto Receivables Issuer Trust Series 2024-2A Class E†	7.98%	5/15/2031	8,250,000		8,602,872
PenFed Auto Receivables Owner Trust Series 2022-A Class R1†	Zero coupon	6/17/2030	30,000	(a)	2,465,621	(b)
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%	8/16/2032	2,341,279		2,348,773
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	6,628,719		6,689,881
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%	4/15/2032	5,860,000		6,040,419
USB Auto Owner Trust Series 2025-1A Class R†	Zero coupon	12/15/2032	20,000	(a)	4,700,858
VStrong Auto Receivables Trust Series 2024-A Class E†	10.12%	7/15/2031	33,915,000		36,927,785
Total					157,737,960

Credit Card 0.26%
Perimeter Master Note Business Trust Series 2025-1A Class D†	12.80%	12/16/2030	7,750,000		7,746,589

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other 15.20%
1988 CLO 4 Ltd. Series 2024-4A Class E†	10.592% (3 mo. USD Term SOFR + 6.92%)	#	4/15/2037	$4,250,000		$4,250,213
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.022% (3 mo. USD Term SOFR + 5.35%)	#	4/15/2035	4,500,000		4,202,901
720 East CLO Ltd. Series 2022-1A Class ER†	9.568% (3 mo. USD Term SOFR + 5.90%)	#	1/20/2038	7,950,000		7,525,605
720 East CLO Ltd. Series 2023-IA Class ER†	10.982% (3 mo. USD Term SOFR + 7.31%)	#	4/15/2038	2,000,000		1,884,290
AB BSL CLO 4 Ltd. Series 2023-4A Class SUB†	Zero coupon	#(c)	4/20/2038	4,750,000		2,734,167
Affirm Asset Securitization Trust Series 2024-X1 Class CERT†	Zero coupon		5/15/2029	181,864	(a)	830,677
Affirm Asset Securitization Trust Series 2024-X2 Class CERT†	Zero coupon		12/17/2029	87,124	(a)	1,048,872	(b)
Affirm Asset Securitization Trust Series 2025-X1 Class CERT†	Zero coupon		4/15/2030	50,502	(a)	1,235,839	(b)
AGL CLO 30 Ltd. Series 2024-30RA Class E†	10.42% (3 mo. USD Term SOFR + 6.75%)	#	4/21/2037	13,610,000		12,660,036
AMMC CLO 23 Ltd. Series 2020-23A Class ER3†	10.318% (3 mo. USD Term SOFR + 6.65%)	#	7/17/2038	7,250,000		7,105,239
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.118% (3 mo. USD Term SOFR + 5.45%)	#	2/20/2038	8,850,000		8,721,224
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	9.418% (3 mo. USD Term SOFR + 5.75%)	#	7/25/2037	4,550,000		4,463,509
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.172% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	5,750,000		5,498,949
ARES LXXIV CLO Ltd. Series 2024-74A Class E†	9.672% (3 mo. USD Term SOFR + 6.00%)	#	10/15/2036	4,250,000		4,168,166
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	9.671% (3 mo. USD Term SOFR + 6.00%)	#	10/23/2037	8,950,000		8,674,358
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	9.82% (3 mo. USD Term SOFR + 6.15%)	#	10/21/2037	4,500,000		4,362,480

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ballyrock CLO 24 Ltd. Series 2023-24A Class SUB†	Zero coupon	#(c)	7/15/2038	$14,550,000	$8,533,822
Ballyrock CLO 26 Ltd. Series 2024-26A Class SUB†	Zero coupon	#(c)	7/25/2037	8,100,000	4,175,720	(b)
Barrow Hanley CLO I Ltd. Series 2023-1A Class ER†	8.918% (3 mo. USD Term SOFR + 5.25%)	#	1/20/2038	7,250,000	7,103,013
Benefit Street Partners CLO XXXIX Ltd. Series 2025-39A Class SUB†	Zero coupon	#(c)	4/15/2038	11,665,000	8,175,415
Birch Grove CLO 3 Ltd. Series 2021-3A Class ER†	8.818% (3 mo. USD Term SOFR + 5.15%)	#	1/19/2038	1,000,000	943,544
Brant Point CLO Ltd. Series 2024-3A Class ER†	10.46% (3 mo. USD Term SOFR + 6.83%)	#	1/20/2039	5,020,000	4,914,931
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.018% (3 mo. USD Term SOFR + 5.35%)	#	4/20/2038	3,500,000	3,426,735
Bryant Park Funding Ltd. Series 2025-26A Class E†	9.018% (3 mo. USD Term SOFR + 5.35%)	#	4/20/2038	10,000,000	9,790,500
Carlyle U.S. CLO Ltd. Series 2019-3A Class ER3†	8.621% (3 mo. USD Term SOFR + 4.95%)	#	4/20/2039	2,100,000	2,022,722
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.778% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	8,950,000	8,941,050
Cedar Funding VIII CLO Ltd. Series 2017-8A Class ERR†	10.088% (3 mo. USD Term SOFR + 6.42%)	#	1/17/2038	1,800,000	1,617,475
Cedar Funding XVIII CLO Ltd. Series 2024-18A Class D†	7.571% (3 mo. USD Term SOFR + 3.90%)	#	4/23/2037	13,500,000	13,518,130
CIFC Funding Ltd. Series 2024-1A Class D†	7.368% (3 mo. USD Term SOFR + 3.70%)	#	4/18/2037	6,750,000	6,759,976
Crown City CLO I Series 2020-1A Class ERR†	10.258% (3 mo. USD Term SOFR + 6.59%)	#	7/20/2038	3,600,000	3,431,412
CTM CLO Ltd. Series 2025-1A Class D1†	7.172% (3 mo. USD Term SOFR + 3.50%)	#	7/15/2038	13,610,000	13,645,005
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,491,250	3,134,183

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Dryden 115 CLO Ltd. Series 2024-115A Class E†	10.768% (3 mo. USD Term SOFR + 7.10%)	#	4/18/2037	$9,570,000	$9,404,898
Dryden 94 CLO Ltd. Series 2022-94A Class ER†	11.772% (3 mo. USD Term SOFR + 8.10%)	#	10/15/2037	10,000,000	9,720,660
Elmwood CLO 14 Ltd. Series 2022-1A Class ER†	9.168% (3 mo. USD Term SOFR + 5.50%)	#	10/20/2038	5,000,000	4,891,270
Elmwood CLO 20 Ltd. Series 2022-7A Class SUB†	Zero coupon	#(c)	1/20/2039	32,590,000	11,381,243
Empower CLO Ltd. Series 2023-2A Class ER†	9.272% (3 mo. USD Term SOFR + 5.60%)	#	10/15/2038	3,250,000	3,064,666
Empower CLO Ltd. Series 2024-2A Class E†	9.722% (3 mo. USD Term SOFR + 6.05%)	#	7/15/2037	9,540,000	9,253,848
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.018% (3 mo. USD Term SOFR + 5.35%)	#	1/25/2038	6,710,000	6,573,136
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.168% (3 mo. USD Term SOFR + 5.50%)	#	7/20/2038	2,500,000	2,447,290
Harmony-Peace Park CLO Ltd. Series 2024-1A Class D1†	6.668% (3 mo. USD Term SOFR + 3.00%)	#	10/20/2037	9,000,000	8,883,279
Hayfin U.S. XII Ltd. Series 2020-12A Class ER†	9.418% (3 mo. USD Term SOFR + 5.75%)	#	1/20/2038	3,450,000	3,381,276
Hayfin U.S. XIV Ltd. Series 2021-14A Class ER†	9.768% (3 mo. USD Term SOFR + 6.10%)	#	3/20/2038	7,300,000	7,280,969
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.318% (3 mo. USD Term SOFR + 3.65%)	#	1/25/2038	10,440,000	10,468,021
Invesco U.S. CLO Ltd. Series 2025-1A Class E†	9.672% (3 mo. USD Term SOFR + 6.00%)	#	7/15/2038	5,500,000	5,486,443
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.172% (3 mo. USD Term SOFR + 6.50%)	#	1/15/2038	7,430,000	7,386,624
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.172% (3 mo. USD Term SOFR + 6.50%)	#	10/15/2037	10,000,000	9,891,270

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Madison Park Funding XLVII Ltd. Series 2020-47A Class DR†	7.568% (3 mo. USD Term SOFR + 3.90%)	#	4/19/2037	$12,500,000		$12,206,150
Navesink CLO 5 Ltd. Series 2026-5A Class D1†	6.757% (3 mo. USD Term SOFR + 3.05%)	#	3/31/2039	3,200,000		3,193,872
New Mountain CLO 2 Ltd.	Zero coupon		7/20/2036	16,450,000		551,075
New Mountain CLO 5 Ltd. Series CLO-5A Class SUB†	Zero coupon	#(c)	7/20/2036	16,450,000	(a)	7,699,751
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.218% (3 mo. USD Term SOFR + 3.55%)	#	4/20/2038	10,000,000		9,849,460
Ocean Trails CLO XII Ltd. Series 2022-12A Class A2R†	5.168% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2035	7,170,000		7,156,628
OCP CLO Ltd. Series 2023-26A Class SUB†	Zero coupon	#(c)	4/17/2037	23,850,000		14,123,541
Orion CLO Ltd. Series 2025-5A Class E†	9.618% (3 mo. USD Term SOFR + 5.95%)	#	7/20/2038	3,000,000		2,917,560
Orion CLO Ltd. Series 2026-7A Class E†	9.006% (3 mo. USD Term SOFR + 5.25%)	#	4/20/2039	5,020,000		4,971,115
Pagaya AI Debt Selection Trust Series 2020-1 Class CERT†(d)	Zero coupon	#(c)	7/15/2027	2,000,000	(a)	202	(b)
Pagaya AI Debt Selection Trust Series 2021-1 Class CERT†(d)	Zero coupon	#(c)	11/15/2027	2,153,846	(a)	3,029
Parallel Ltd. Series 2023-1A Class A1R†	5.058% (3 mo. USD Term SOFR + 1.39%)	#	7/20/2036	13,430,000		13,448,950
Polus U.S. CLO II Ltd. Series 2024-1A Class E†	11.008% (3 mo. USD Term SOFR + 7.34%)	#	10/20/2037	2,600,000		2,553,837
Rad CLO 22 Ltd. Series 2023-22A Class SUB†	Zero coupon	#(c)	10/22/2125	19,614,000		10,366,372
Regatta 31 Funding Ltd. Series 2025-1A Class SUB†	Zero coupon	#(c)	3/25/2038	17,375,000		12,839,082
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.272% (3 mo. USD Term SOFR + 5.60%)	#	3/31/2038	7,430,000		6,820,153
Rockland Park CLO Ltd. Series 2021-1A Class ER†	9.368% (3 mo. USD Term SOFR + 5.70%)	#	7/20/2038	1,000,000		875,249

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 18 Ltd. Series 2021-18A Class SUB†	Zero coupon	#(c)	10/15/2121	$21,450,000	$10,782,078
Sandstone Peak II Ltd. Series 2023-1A Class ER†	10.118% (3 mo. USD Term SOFR + 6.45%)	#	7/20/2038	5,500,000	5,389,241
Sandstone Peak IV Ltd. Series 2025-1A Class E†	9.859% (3 mo. USD Term SOFR + 6.20%)	#	1/20/2039	7,240,000	7,215,724
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	630,260	638,548
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	10.572% (3 mo. USD Term SOFR + 6.90%)	#	3/31/2038	5,250,000	4,853,562
Steele Creek CLO Ltd. Series 2022-1A Class E1R†	11.672% (3 mo. USD Term SOFR + 8.00%)	#	4/15/2038	4,725,000	4,382,749
Sycamore Tree CLO Ltd. Series 2024-5A Class ER†	10.068% (3 mo. USD Term SOFR + 6.40%)	#	10/20/2038	3,500,000	3,301,872
TCW CLO Ltd. Series 2021-2A Class ER†	10.418% (3 mo. USD Term SOFR + 6.75%)	#	10/24/2038	1,000,000	914,868
Trinitas CLO XXVI Ltd. Series 2023-26A Class DR†	7.368% (3 mo. USD Term SOFR + 3.70%)	#	7/20/2038	7,500,000	7,460,430
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	10.418% (3 mo. USD Term SOFR + 6.75%)	#	7/20/2038	5,375,000	5,362,616
Total					448,892,765

Student Loan 0.03%
Laurel Road Prime Student Loan Trust Series 2019-A Class R†	Zero Coupon		10/25/2048	1,826,448	852,636
Total Asset-Backed Securities (cost $708,955,216)					615,229,950

				Shares

COMMON STOCKS 0.04%

Real Estate Management & Development 0.04%
Shimao Group Holdings Ltd.*(e)				47,839,996	1,056,687
Sunac China Holdings Ltd.*(e)				1,117,897	151,861
Total					1,208,548

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments			Shares	Fair Value
Transportation Infrastructure 0.00%
ACBL Holdings Corp.*			2,785	$97,475
Total Common Stocks (cost $11,661,647)				1,306,023

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 1.52%

Home Builders 0.25%
Meritage Homes Corp.	1.75%	5/15/2028	$7,784,000	7,534,912

Media 0.15%
AMC Networks, Inc.	4.25%	2/15/2029	4,855,000	4,327,019

Oil & Gas 0.99%
Borr Drilling Ltd.	5.00%	2/8/2028	10,200,000	11,602,500
Nabors Industries, Inc.	1.75%	6/15/2029	19,337,000	17,616,007
Total				29,218,507

Real Estate 0.13%
CIFI Holdings Group Co. Ltd. (China)(f)	Zero Coupon	6/30/2029	7,112,100	332,064
Sunac China Holdings Ltd. (China)†(f)	Zero Coupon	6/23/2026	9,166,977	1,363,588
Sunac China Holdings Ltd. (China)†(f)	Zero Coupon	6/23/2028	8,985,305	2,223,863
Total				3,919,515
Total Convertible Bonds (cost $43,396,225)				44,999,953

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 0.28%

Software 0.28%
Oracle Corp. (cost $8,927,276)	6.50%		178,581	8,254,014

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 40.03%

Advertising 1.39%
CMG Media Corp.†	8.875%	6/18/2029	$47,194,549	41,041,465

Airlines 1.60%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(f)	6.375%	2/1/2030	54,680,000	47,282,523

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Parts & Equipment 2.44%
American Axle & Manufacturing, Inc.†	7.75%		10/15/2033			$30,058,000	$29,279,889
ZF North America Capital, Inc.†	7.50%		3/24/2031			43,519,000	42,783,102
Total							72,062,991

Building Materials 4.86%
ACProducts Holdings, Inc.†	6.375%		5/15/2029			70,921,000	34,042,080
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029			29,983,000	6,146,515
CP Atlas Buyer, Inc.†	12.75%		1/15/2031			40,924,989	31,632,009
JELD-WEN Holding, Inc.†	7.00%		9/1/2032			71,707,000	33,789,309
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030			39,732,000	15,103,498
Wilsonart LLC†	11.00%		8/15/2032			31,315,000	22,749,155
Total							143,462,566

Chemicals 0.03%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029			13,302,241	931,157

Diversified Financial Services 2.20%
Atlanticus Holdings Corp.†	9.75%		9/1/2030			2,023,000	1,820,521
OneMain Finance Corp.	6.50%		3/15/2033			35,980,000	34,427,138
SCF Preferred Equity LLC†	7.50% (5 yr. CMT + 6.73%)	#	–	(g)		29,000,000	28,826,146
Total							65,073,805

Engineering & Construction 0.13%
Brand Industrial Services, Inc.†	10.375%		8/1/2030			4,230,000	3,871,139

Entertainment 0.50%
888 Acquisitions Ltd.	8.00%		9/30/2031		EUR	14,330,000	14,652,006

Lodging 0.36%
Full House Resorts, Inc.†	8.25%		2/15/2028			$11,781,000	10,750,163

Media 4.47%
AMC Networks, Inc.	4.25%		2/15/2029			4,646,000	3,919,284
Cable One, Inc.†	4.00%		11/15/2030			52,712,000	36,754,897
CSC Holdings LLC†	4.625%		12/1/2030			89,540,000	31,696,479
Gray Media, Inc.†	5.375%		11/15/2031			34,194,000	25,417,939
Nexstar Media, Inc.†	6.50%		9/15/2033			3,978,000	4,010,715
Scripps Escrow II, Inc.†	5.375%		1/15/2031			41,120,000	30,346,227
Total							132,145,541

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Metal Fabricate-Hardware 1.91%
Park-Ohio Industries, Inc.†	8.50%		8/1/2030		$54,897,000	$56,313,617

Oil & Gas 7.59%
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030		47,937,437	48,699,142
Comstock Resources, Inc.†	5.875%		1/15/2030		33,851,000	32,796,856
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		31,471,000	32,155,589
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		8,313,000	8,313,618
Saturn Oil & Gas, Inc. (Canada)†(f)	9.625%		6/15/2029		30,611,000	32,061,135
Transocean International Ltd.	6.80%		3/15/2038		47,291,000	45,465,236
Transocean International Ltd.	7.50%		4/15/2031		19,646,000	20,093,772
Vermilion Energy, Inc. (Canada)†(f)	7.25%		2/15/2033		4,430,000	4,471,663
Total						224,057,011

Oil & Gas Services 0.74%
SESI LLC†	7.875%		9/30/2030		21,261,000	21,695,086

Other 0.03%
Elmwood CLO 20 Ltd.	Zero Coupon		1/17/2027		32,590,000	945,110	(b)

Packaging & Containers 0.72%
LABL, Inc.†	Zero Coupon		10/1/2031		14,108,000	6,842,380
LABL, Inc.†(h)	8.625%		10/1/2031		29,030,000	14,515,000
Total						21,357,380

Pipelines 2.15%
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(g)	63,754,000	63,551,974

Real Estate 0.06%
CIFI Holdings Group Co. Ltd. (China)(f)	2.75%		12/30/2029		3,556,050	364,495
Logan Group Co. Ltd. (China)(f)(h)	4.50%		1/13/2028		4,000,000	420,000
Logan Group Co. Ltd. (China)(f)(h)	5.25%		2/23/2023		8,000,000	840,000
Shimao Group Holdings Ltd. (Hong Kong)†(f)	5.95%		7/21/2031		344,883	12,933
Total						1,637,428

Retail 4.98%
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		50,275,000	24,634,750
LBM Acquisition LLC†	6.25%		1/15/2029		75,945,000	55,589,575
Park River Holdings, Inc.†	8.75%		12/31/2030		72,145,964	66,809,558
Total						147,033,883

Software 0.43%
Rocket Software, Inc.†	9.00%		11/28/2028		12,703,000	12,697,198

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 3.44%
Altice France SA (France)†(f)	6.50%		4/15/2032	$9,089,473	$8,620,402
Hughes Satellite Systems Corp.	5.25%		8/1/2026	3,173,000	2,824,127
Hughes Satellite Systems Corp.	6.625%		8/1/2026	53,859,000	40,576,832
Level 3 Financing, Inc.†	8.50%		1/15/2036	47,422,086	49,525,811
Total					101,547,172
Total Corporate Bonds (cost $1,340,459,730)					1,182,109,215

FLOATING RATE LOANS(i) 11.91%

Aerospace & Defense 1.34%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(f)	–	(j)	3/6/2028	11,633,472	39,713,764

Auto Parts & Equipment 0.01%
First Brands Group LLC 2021 Term Loan	10.782% (1 mo. USD Term SOFR + 7.11%)		3/30/2027	18,962,491	64,597
First Brands Group LLC 2022 Incremental Term Loan	10.782% (1 mo. USD Term SOFR + 7.11%)		3/30/2027	9,782,683	33,326
First Brands Group LLC 2025 DIP Term Loan	13.671% (1 mo. USD Term SOFR + 10.00%)		6/29/2026	57,059	13,908
First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B	–	(j)	6/29/2026	9,551,000	36,389
Total					148,220

Building Materials 0.25%
Oscar AcquisitionCo LLC Term Loan B	7.95% (3 mo. USD Term SOFR + 4.25%)		4/27/2029	11,633,860	7,526,177

Chemicals 0.42%
ASP Unifrax Holdings, Inc. 2024 PIK Term Loan 6.68%	4.75% (3 mo. USD Term SOFR + 3.00%)		9/28/2029	8,170,382	4,636,733
Tronox Finance LLC 2024 Term Loan B1	–	(j)	4/4/2029	9,382,307	7,652,444
Total					12,289,177

Computers 0.40%
Surf Holdings LLC 2025 Incremental Term Loan	7.282% (1 mo. USD Term SOFR + 3.50%)		3/5/2027	12,229,582	11,677,355

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Containers & Packaging 0.07%
LABL, Inc. 2026 USD Interim New Money DIP Term Loan	10.383% (3 mo. USD Term SOFR + 6.75%)	12/2/2026	$1,997,739	$2,001,904

Cosmetics/Personal Care 0.88%
Conair Holdings LLC Term Loan B	7.532% (1 mo. USD Term SOFR + 3.75%)	5/17/2028	36,792,183	26,030,470

Engineering & Construction 0.97%
Brand Industrial Services, Inc. 2024 Term Loan B	8.164% (3 mo. USD Term SOFR + 4.50%)	8/1/2030	33,098,743	28,575,138

Entertainment 0.76%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(f)	9.048% (6 mo. USD Term SOFR + 5.25%)	7/1/2028	24,063,501	22,512,248

Media 2.29%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.082% (1 mo. USD Term SOFR + 3.30%)	12/31/2029	50,674,052	45,670,243
Sinclair Television Group, Inc. 2025 Term Loan B7	7.868% (1 mo. USD Term SOFR + 4.10%)	12/31/2030	24,340,194	21,906,174
Total				67,576,417

Retail 1.48%
LBM Acquisition LLC 2024 Incremental Term Loan B	7.525% (1 mo. USD Term SOFR + 3.75%)	6/6/2031	7,600,660	6,133,770
Specialty Building Products Holdings LLC 2021 Term Loan B	7.518% (1 mo. USD Term SOFR + 3.75%)	10/16/2028	44,013,052	37,716,765
Total				43,850,535

Software 3.04%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.417% (3 mo. USD Term SOFR + 5.75%)	7/30/2032	2,537,000	2,137,435
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.673% (3 mo. USD Term SOFR + 3.00%)	7/30/2031	38,891,153	36,164,689
Central Parent, Inc. 2024 Term Loan B	6.95% (3 mo. USD Term SOFR + 3.25%)	7/6/2029	38,133,714	27,316,704

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.544% (1 mo. USD Term SOFR + 2.75%)		5/15/2028	$17,788,148		$8,404,900
Rocket Software, Inc. 2023 USD Term Loan B	7.418% (1 mo. USD Term SOFR + 3.75%)		11/28/2028	16,452,558		15,818,476
Total						89,842,204
Total Floating Rate Loans (cost $360,359,290)						351,743,609

				Shares

INVESTMENTS IN UNDERLYING FUNDS(k)(l)(m) 5.56%
Lord Abbett Private Credit Fund (cost $40,750,000)				1,628,231		40,542,954
Lord Abbett Private Credit Fund S (cost $124,311,111)				4,965,618		123,494,928
Total Investments in Underlying Funds (cost $165,061,111)						164,037,882

				Principal Amount‡

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.01%
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.805%	#(n)	6/10/2027	$614,619		5,523
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	15,790,000	(a)	227,622	(o)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,366,203)						233,145

	Dividend Rate			Shares

PREFERRED STOCKS 0.02%

Transportation Infrastructure 0.02%
ACBL Holdings Corp. (cost $397,275)	Zero Coupon			15,891		635,640

	Interest Rate		Maturity Date	Principal Amount‡

U.S. TREASURY OBLIGATIONS 5.06%
U.S. Treasury Notes	3.375%		2/29/2028	$128,201,000		127,199,429
U.S. Treasury Notes	3.875%		3/31/2031	22,390,000		22,319,157
Total U.S. Treasury Obligations (cost $149,278,948)						149,518,586

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.* (cost $34,899)	$3.50	12/31/2099	9,971	$9,552
Total Long-Term Investments (cost $2,804,897,820)				2,518,077,569

	Interest Rate	Maturity Date	Principal Amount‡

SHORT-TERM INVESTMENTS 13.06%

COMMERCIAL PAPER 8.64%

Chemicals 0.94%
International Flavors & Fragrances, Inc.†	4.429%	4/30/2026	$28,000,000	27,901,883

Commercial Services 1.02%
Quanta Services, Inc.†	4.157%	4/1/2026	30,000,000	30,000,000

Electric 1.15%
Evergy Missouri West, Inc.†	4.215%	4/1/2026	19,000,000	19,000,000
Evergy Missouri West, Inc.†	4.367%	4/7/2026	15,000,000	14,989,250
Total				33,989,250

Health Care-Services 1.39%
HCA, Inc.†	4.374%	4/20/2026	30,000,000	29,931,917
HCA, Inc.†	4.424%	4/20/2026	11,196,000	11,170,296
Total				41,102,213

Leisure Time 0.17%
Brunswick Corp.†	4.363%	4/2/2026	5,000,000	4,999,403

Oil & Gas 2.14%
Ovintiv, Inc.	4.259%	4/1/2026	25,000,000	25,000,000
Ovintiv, Inc.	4.263%	4/10/2026	2,000,000	1,997,855
Ovintiv, Inc.	4.292%	4/1/2026	4,000,000	4,000,000
Phillips 66†	4.116%	4/2/2026	30,000,000	29,996,625
Phillips 66†	4.269%	4/17/2026	2,200,000	2,195,893
Total				63,190,373

Packaging & Containers 0.61%
Sonoco Products Co.	4.269%	4/16/2026	18,000,000	17,968,500

Pipelines 0.58%
NGPL PipeCo LLC†	4.178%	4/1/2026	17,000,000	17,000,000

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS 0.20%
Crown Castle, Inc.†	4.246%	4/9/2026	$5,935,000	$5,929,487

Telecommunications 0.44%
Rogers Communications, Inc.†	4.266%	4/9/2026	13,000,000	12,987,867
Total Commercial Paper (cost $255,068,976)				255,068,976

REPURCHASE AGREEMENTS 4.42%
Repurchase Agreement dated 3/31/2026, 3.700% due 4/1/2026 with Barclays Capital, Inc. collateralized by $128,362,300 of U.S. Treasury Bond at 4.250% due 5/15/2035; value: $130,163,260; proceeds: $127,573,105 (cost $127,559,995)			127,559,995	127,559,995
Repurchase Agreement dated 3/31/2026, 3.250% due 4/1/2026 with Fixed Income Clearing Corp. collateralized by $3,009,200 of U.S. Treasury Note at 4.375% due 7/15/2027 value: $3,055,914; proceeds: $2,996,181 (cost $2,995,911)			2,995,911	2,995,911
Total Repurchase Agreements (cost $130,555,906)				130,555,906
Total Short-Term Investments (cost $385,624,882)				385,624,882
Total Investments in Securities 98.32% (cost $3,190,522,702)				2,903,702,451
Other Assets and Liabilities – Net(p) 1.68%				49,686,534
Net Assets 100.00%				$2,953,388,985

EUR	Euro.
CMT	Constant Maturity Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2026, the total value of Rule 144A securities was $1,842,183,307, which represents 62.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2026.
*	Non-income producing security.
(a)	Principal amount represents ownership shares of the Trust.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

(h)	Defaulted.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2026.
(j)	Interest rate to be determined.
(k)	Affiliated funds.
(l)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At March 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $164,037,882 or 5.55% of net assets.
(m)	Fund is a business development company under the Investment Company Act of 1940.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts, swap contracts and reverse repurchase agreements as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at March 31, 2026(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
Federal Republic of Germany(4)	Bank of America	0.25%		12/20/2026	$35,000,000	$(24,305)	$(31,816)	$(56,121)

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at March 31, 2026:

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.HY.S45(4)	Bank of America	5.00%		12/20/2030	$199,183,050	$11,900,400	$(1,411,110)	$10,489,290
Oracle Corp.(4)	Bank of America	1.00%		12/20/2027	53,731,000	111,756	(31,649)	80,107
Total						$12,012,156	$(1,442,759)	$10,569,397

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,474,575.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

Forward Foreign Currency Exchange Contracts at March 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	6/5/2026	6,428,000	$7,449,808	$7,451,810	$2,002
Euro	Sell	Morgan Stanley	6/5/2026	22,636,000	26,400,765	26,241,314	159,451
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$161,453

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	6/5/2026	898,000	$1,046,250	$1,041,028	$(5,222)
Euro	Sell	Barclays Bank PLC	6/5/2026	942,000	1,088,310	1,092,036	(3,726)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,948)

Futures Contracts at March 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2026	840	Long	$174,073,711	$174,254,062	$180,351

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2026	286	Long	$30,823,868	$30,939,390	$115,522
Total Unrealized Appreciation on Futures Contracts						$295,873

Reverse Repurchase Agreement Payables as of March 31, 2026:

Counterparty	Fair Value	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date	Fair Value Including Accrued Interest(2)
Barclays Capital, Inc.	$127,559,995	$128,201,000 principal, U.S. Treasury Note at 3.375% due 2/28/2029, $127,571,157 fair value	3.700%	3/31/2026	4/1/2026	$127,559,995

(1)	The positive interest rate on the reverse repurchase agreement results in interest expense to the Fund.
(2)	Total fair value of reverse repurchase agreement is presented net of interest payable of $11,162.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$155,006,732	$2,731,228	$157,737,960
Other	–	442,432,132	6,460,633	448,892,765
Remaining Industries	–	8,599,225	–	8,599,225
Common Stocks	–	1,306,023	–	1,306,023
Convertible Bonds	–	44,999,953	–	44,999,953
Convertible Preferred Stocks	–	8,254,014	–	8,254,014
Corporate Bonds
Other	–	–	945,110	945,110
Remaining Industries	–	1,181,164,105	–	1,181,164,105
Floating Rate Loans	–	351,743,609	–	351,743,609
Investments in Underlying Funds	123,494,928	40,542,954	–	164,037,882
Non-Agency Commercial Mortgage-Backed Securities	–	233,145	–	233,145
Preferred Stocks	–	635,640	–	635,640
U.S. Treasury Obligations	–	149,518,586	–	149,518,586
Warrants	–	9,552	–	9,552
Short-Term Investments
Commercial Paper	–	255,068,976	–	255,068,976
Repurchase Agreements	–	130,555,906	–	130,555,906
Total	$123,494,928	$2,770,070,552	$10,136,971	$2,903,702,451
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,569,397	$–	$10,569,397
Liabilities	–	(56,121)	–	(56,121)
Forward Foreign Currency Exchange Contracts
Assets	–	161,453	–	161,453
Liabilities	–	(8,948)	–	(8,948)
Futures Contracts
Assets	295,873	–	–	295,873
Liabilities	–	–	–	–
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(127,559,995)	–	(127,559,995)
Total	$295,873	$(116,894,214)	$–	$(116,598,341)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

LORD ABBETT CREDIT OPPORTUNITIES FUND March 31, 2026

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2026	$45,711,633	$–	$227,622
Accrued Discounts (Premiums)	92,808	–	–
Realized Gain (Loss)	773,461	–	–
Change in Unrealized Appreciation (Depreciation)	1,025,120	945,110	–
Purchases	–	–	–
Sales	(8,692,083)	–	–
Transfers into Level 3(a)	4,006,144	–	–
Transfers out of Level 3(a)	(33,725,222)	–	(227,622)
Balance as of March 31, 2026	$9,191,861	$945,110	$–
Change in unrealized appreciation/(depreciation) for the period ended March 31, 2026, related to Level 3 investments held at March 31, 2026	$(1,391,226)	$945,110	$–

(a)	The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of market quotations in accordance with valuation methodology.

18	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Credit Opportunities Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company and is operated as an interval fund. The Fund is diversified for purposes of the 1940 Act. The Fund was organized as a Delaware statutory trust on September 18, 2018. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”) and the Lord Abbett Private Credit Fund S (“PCF S”), each a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF and PCF S are valued at their net asset value (“NAV”) each month end. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

19

Notes to Schedule of Investments (unaudited)(continued)

adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

If applicable, a summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2026 and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

20

Notes to Schedule of Investments (unaudited)(concluded)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with Trust’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2026, the Fund did not have any securities on loan.

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QPHR-CREDIT-1Q

(05/26)